Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue
Note 5. Revenue
Product Sales
We recognize revenue primarily from product sales to customers. Revenue from sales of products is recognized at the point where the customer obtains control of the goods and we satisfy our performance obligation, which generally is at the time we ship the product to the customer. Payment terms differ by jurisdiction and customer, but payment terms in most of our major jurisdictions typically range from 30 to 100 days from date of shipment. Revenue for our product sales has not been adjusted for the effects of a financing component as we expect, at contract inception, that the period between when we transfer control of the product and when we receive payment will be one year or less. Any exceptions are either not material or we collect interest for payments made after the due date. Provisions for rebates and discounts, and returns are established in the same period the related sales are recognized. We generally ship product shortly after orders are received; therefore, we generally only have a few days of orders received but not yet shipped at the end of any reporting period. Shipping and handling activities are considered to be fulfillment activities and are not considered to be a separate performance obligation. We exclude from the measurement of the transaction price all taxes assessed by a governmental authority that are imposed on our sales of product and collected from a customer.
Significant judgments must be made in determining the transaction price for sales of products related to anticipated rebates and discounts, and returns. The following describe the most significant of these judgments:
Sales Rebates and Discounts - Background and Uncertainties

•
Most of our products are sold to wholesale distributors. We initially invoice our customers contractual list prices. Contracts with direct and indirect customers may provide for various rebates and discounts that may differ in each contract. As a consequence, to determine the appropriate transaction price for our product sales at the time we recognize a sale to a direct customer, we must estimate any rebates or discounts that ultimately will be due to the direct customer and other customers in the distribution chain under the terms of our contracts. Judgments are required in making these estimates.

•	The rebate and discount amounts are recorded as a deduction to arrive at our net product sales. We estimate these accruals using an expected value approach.

•
In determining the appropriate accrual amount, we consider our historical experience with similar incentives programs and current sales data to estimate the impact of such programs on revenue and continually monitor the impact of this experience and adjust as necessary. Although we accrue a liability for rebates related to these programs at the time the sale is recorded, the rebate related to that sale is typically paid up to six months after the rebate or incentive period expires. Because of this time lag, in any particular period rebate adjustments may incorporate revisions of accruals for several periods.

Our sales rebates and discounts are based on specific agreements and the majority relate to sales in the U.S. As of March 31, 2019 and 2018, liability for sales rebates and discounts in the U.S. represents approximately 72% and 69%, respectively, of our total liability with the next largest country representing approximately 8% and 7%, respectively, of our total liability.
The following table summarizes the activity in the sales rebates and discounts liability in the U.S.:

	Three Months Ended March 31,
	2019	2018
Beginning balance	$118.5	$114.8
Reduction of revenue	65.7	44.5
Payments	(64.2)	(68.2)
Ending balance	$120.0	$91.1

Adjustments to revenue recognized as a result of changes in estimates for the judgments described above during the three months ended March 31, 2019 and 2018 for product shipped in previous periods were not material.
Sales Returns - Background and Uncertainties

•
We estimate a reserve for future product returns related to product sales using an expected value approach. This estimate is based on several factors, including: local returns policies and practices; returns as a percentage of revenue; an understanding of the reasons for past returns; estimated shelf life by product; and estimate of the amount of time between shipment and return. Adjustments to the returns reserve have been and may in the future be required based on revised estimates to our assumptions, which would have an impact on our consolidated results of operations. We record the return amounts as a deduction to arrive at our net product sales.

•
Actual product returns were approximately 0.3% and 0.2% of net revenue for the three months ended March 31, 2019 and 2018, respectively, and have not fluctuated significantly as a percentage of revenue.

Disaggregation of Revenue
The following table summarizes our revenue disaggregated by product category:

	Three Months Ended March 31,
	2019	2018
Companion Animal Disease Prevention	$185.9	$201.3
Companion Animal Therapeutics	81.4	62.3
Food Animal Future Protein & Health	167.2	166.7
Food Animal Ruminants & Swine	274.1	282.5
Strategic Exits(1)	22.5	23.4
Revenue	$731.1	$736.2
(1) Represents revenue from business activities we have either exited or made a strategic decision to exit.

Revenue
Effective January 1, 2018, we adopted Accounting Standards Update 2014-09, Revenue from Contracts with Customers (ASU 2014-09) and other related updates. The new standard has been applied to contracts for which performance had not been completed as of the date of adoption. Revenue presented for periods prior to 2018 were accounted for under previous standards and has not been adjusted. Revenue and net income for the year ended December 31, 2018 does not differ materially from amounts that would have resulted from application of the previous standards.
Product Sales
We recognize revenue primarily from product sales to customers. Revenue from sales of products is recognized at the point where the customer obtains control of the goods and we satisfy our performance obligation, which generally is at the time we ship the product to the customer. Payment terms differ by jurisdiction and customer, but payment terms in most of our major jurisdictions typically range from 30 to 100 days from date of shipment. Revenue for our product sales has not been adjusted for the effects of a financing component as we expect, at contract inception, that the period between when we transfer control of the product and when we receive payment will be one year or less. Any exceptions are either not material or we collect interest for payments made after the due date. Provisions for rebates and discounts, and returns are established in the same period the related sales are recognized. We generally, ship product shortly after orders are received; therefore, we generally only have a few days of orders received but not yet shipped at the end of any reporting period. Shipping and handling activities are considered to be fulfillment activities and are not considered to be a separate performance obligation. We exclude from the measurement of the transaction price all taxes assessed by a governmental authority that are imposed on our sales of product and collected from a customer.
Significant judgments must be made in determining the transaction price for sales of products related to anticipated rebates and discounts, and returns. The following describe the most significant of these judgments:
Sales Rebates and Discounts - Background and Uncertainties

•
Most of our products are sold to wholesale distributors. We initially invoice our customers contractual list prices. Contracts with direct and indirect customers may provide for various rebates and discounts that may differ in each contract. As a consequence, to determine the appropriate transaction price for our product sales at the time we recognize a sale to a direct customer, we must estimate any rebates or discounts that ultimately will be due to the direct customer and other customers in the distribution chain under the terms of our contracts. Significant judgments are required in making these estimates.

•	The rebate and discount amounts are recorded as a deduction to arrive at our net product sales. We estimate these accruals using an expected value approach.

•
In determining the appropriate accrual amount, we consider our historical experience with similar incentives programs and current sales data to estimate the impact of such programs on revenue and continually monitor the impact of this experience and adjust as necessary. Although we accrue a liability for rebates related to these programs at the time the sale is recorded, the rebate related to that sale is typically paid up to six months after rebate or incentive period expires. Because of this time lag, in any particular period rebate adjustments may incorporate revisions of accruals for several periods.

Our sales rebates and discounts are based on specific agreements and the majority relate to sales in the U.S. As of December 31, 2018 and 2017, liability for sales rebates and discounts in the U.S. represents approximately 70% and 69%, respectively, of our total liability with the next largest country representing approximately 8% of our total liability for 2018 and 2017.
The following table summarizes the activity in the sales rebates and discounts liability in the U.S.:

	Year Ended December 31,
	2018	2017
Beginning balance	$114.8	$116.1
Reduction of revenue	221.0	236.1
Payments	(217.3)	(237.4)
Ending balance	$118.5	$114.8

Adjustments to revenue recognized as a result of changes in estimates for the judgments described above during the year ended December 31, 2018 for product shipped in previous periods were not material.
Sales Returns - Background and Uncertainties

•
We estimate a reserve for future product returns related to product sales using an expected value approach. This estimate is based on several factors, including: local returns policies and practices; returns as a percentage of revenue; an understanding of the reasons for past returns; estimated shelf life by product; and estimate of the amount of time between shipment and return. Adjustments to the returns reserve have been and may in the future be required based on revised estimates to our assumptions, which would have an impact on our consolidated results of operations. We record the return amounts as a deduction to arrive at our net product sales.

•	Actual product returns have been approximately 1% of net revenue for the year ended December 31, 2018 and 2017 and have not fluctuated significantly as a percentage of revenue.
Disaggregation of Revenue
The following table summarizes our revenue disaggregated by product category for the years ended December 31:

	2018	2017	2016
Companion Animal Disease Prevention	$804.6	$660.2	$628.4
Companion Animal Therapeutics	283.1	260.8	255.6
Food Animal Future Protein & Health	711.2	649.2	630.8
Food Animal Ruminants Swine	1,174.0	1,175.0	1,309.2
Other	93.9	143.8	89.5
Total Revenue	$3,066.8	$2,889.0	$2,913.5